Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
Amortization expense	$ 20,116	$ 20,442	$ 21,511